Receivables from Customers, Traders and Concession Holders - Schedule of Provision for Allowance for Doubtful Accounts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	R$ 851	R$ 867
Residential [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	331	322
Industrial [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	171	173
Commercial, services and others [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	216	237
Rural [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	37	40
Public authorities [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	20	27
Public lighting [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	2	2
Public services [member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	21	27
Charges for use of the network (TUSD) [Member]
IfrsStatementLineItems [Line Items]
Allowance Accounts For Credit Losses Of Financial Assets	R$ 53	R$ 39